As filed with the Securities and Exchange Commission on January 13, 2012

File Nos. 333-168120                       811-22423

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	2	{X}

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	2

ORACLE FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

182 Island Blvd., FL

Fox Island, WA 98333

 (Address of Principal Executive Offices) (Zip Code)

(253) 133-0164

(Registrant’s Telephone Number, including Area Code)

Laurence I. Balter

Oracle Investment Research

182 Island Blvd., FL

Fox Island, WA   98333

 (Name and Address of Agent for Service)

Copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, New Jersey 08012

(856) 374-1744

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X]                      immediately upon filing pursuant to paragraph (b).

[   ]                      on (date) pursuant to paragraph (b).

[   ]                      60 days after filing pursuant to paragraph (a)(1).

[   ]                      on                 , 2010 pursuant to paragraph (a)(1).

[   ]                      75 days after filing pursuant to paragraph (a)(2).

[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[   ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Fox Island and State of Washington, on the 13th day of January, 2012.

By:  /s/ Laurence I. Balter

Laurence I. Balter

President

ORACLE FAMILY OF FUNDS

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 13, 2012 by the following persons in the capacities indicated.

Signature	Title
* /s/ Daniel Friedlander Daniel Friedlandrer * /s/ Paul Kirschner Paul Kirschner /s/ Laurence I. Balter Laurence I. Balter /s/ Laurence I. Balter * Laurence I. Balter	Trustee January 13, 2012 Trustee January 13, 2012 President and Trustee January 13, 2012 Power of Attorney January 13, 2012

.Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase

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